Operating lease (Tables)	12 Months Ended
Mar. 31, 2026
Operating Lease
Schedule of operating right of use asset net

	March 31,	Increase/	Exchange rate	March 31,
	2025	(Decrease)	translation	2026
Office lease - Shenzhen Wan	$197,835	$—	$7,399	$205,235
Total right-of-use assets, at cost	197,835	—	7,399	205,235
Less: accumulated amortization	(97,214)	(102,079)	(5,942)	(205,235)
Right-of-use assets, net	$100,621	$(102,079)	$1,458	$—

Office lease - Shenzhen Wan	$100,621	$(100,621)	$—	$—
Total operating lease liability	$100,621	$(100,621)	$—	$—